SUBSEQUENT EVENTS (Details Textual) - USD ($)	1 Months Ended					2 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jun. 24, 2016	Jan. 28, 2015	Mar. 31, 2017	Feb. 28, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 3.45				$ 3.45
Debt Instrument, Collateral Amount		$ 3,700,000				$ 3,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures								0	0	217,175
Bureau of Land Management [Member]
Subsequent Event [Line Items]
Financial Surety Arrangement Value Of State Wide Bond								$ 12,300,000	$ 5,600,000
Debt Instrument, Collateral Amount								$ 3,690,000	$ 3,700,000
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								226,804	5,995	829,168
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value			$ 80,000	$ 25,239
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						5,591		21,586	1,000	5,556
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period						3,759		3,759	2,000	0
Restricted Stock Units (RSUs) [Member] | Employee and Directors [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							116,229
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value							$ 382,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								50.00%
Warrant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					8,334
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	785,045						1,128,358
Subsequent Event | Bureau of Land Management [Member]
Subsequent Event [Line Items]
Payments For Additional Collateral		$ 1,400,000
Debt Instrument, Collateral Percentage		30.00%
Debt Instrument, Collateral Amount		$ 12,300,000				$ 12,300,000
Subsequent Event | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			25,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value			$ 80,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross			3,666
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			3,666
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period			2,334
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures			7,222
Subsequent Event | Restricted Stock Units (RSUs) [Member] | Employee and Directors [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			116,229
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value			$ 382,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Subsequent Event | Restricted Stock Units (RSUs) [Member] | Chief Executive Officers [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		50,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted In Period Total Fair Value		$ 149,500
Subsequent Event | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			100,000				100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 3.45				$ 3.45
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures							1,128,358
Subsequent Event | Maximum | Bureau of Land Management [Member]
Subsequent Event [Line Items]
Financial Surety Arrangement Value Of State Wide Bond		12,300,000				12,300,000
Subsequent Event | Minimum | Bureau of Land Management [Member]
Subsequent Event [Line Items]
Financial Surety Arrangement Value Of State Wide Bond		$ 5,600,000				$ 5,600,000